Vessels, net (Tables)	12 Months Ended
Dec. 31, 2020
Vessels Net
Vessels, net (Table)

	Vessel Cost	Accumulated depreciation	Net book value
Balance as at January 1, 2019	$ 728,923	$(142,823)	$ 586,100

Improvements	19,896	—	19,896
Depreciation for the year	—	(29,105)	(29,105)

Balance as at December 31, 2019	$ 748,819	$(171,928)	$ 576,891

Vessel acquisitions	162,600	—	162,600
Improvements	11,601	—	11,601
Depreciation for the year	—	(38,895)	(38,895)

Balance as at December 31, 2020	$ 923,020	(210,823)	712,197